Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies

Note 19. Commitments and Contingencies

Lease commitments

The Company leases its facilities and certain equipment under operating leases that expire at various dates through 2022. Some of the leases contain renewal options, escalation clauses, rent concessions, and leasehold improvement incentives. Rent expense is recognized on a straight-line basis over the lease term. Rent expense was $6,561, $7,615 and $7,437 in financial years 2012, 2013, and 2014, respectively.

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2014:

	Lease	Sublease income	Net lease
2015	$9,938	$(497)	$9,442
2016	7,704	(473)	7,231
2017	5,392	(359)	5,033
2018	4,545	(201)	4,344
2019	5,641	(201)	5,440
Thereafter	2,899	(402)	2,498

Total minimum future lease payments	$36,119	$(2,132)	$33,988

Purchase obligations

The Company has purchase obligations that are associated with agreements for purchases of goods or services. Management believes that cancellation of these contracts is unlikely and thus the Company expects to make future cash payments according to the contract terms.

The following is a schedule by years of purchase obligations as of December 31, 2014:

2015	$3,543
2016	4,784
2017	1,637
2018	158
2019	158
Thereafter	39

Total minimum future purchase obligations	$10,319

Other commitments

In connection with the Company’s business combinations, the Company has agreed to pay certain additional amounts contingent upon the achievement of certain revenue targets and other milestones or upon the continued employment with the Company of certain employees of the acquired entities. The Company recorded such expense of $8,138, $6,316 and $3,029 during the year ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2014, the Company estimated that future compensation expense of up to $5,177 may be recognized as expense pursuant to these business combination agreements.

Indemnification

The Company has agreements whereby it indemnifies its managing and supervisory directors for certain events or occurrences while the director is, or was, serving at the Company’s request in such capacity. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is not limited; however, the Company has directors’ insurance coverage that reduces its exposure and may enable the Company to recover a portion of any future amounts paid. The Company believes the estimated fair value of these indemnification agreements in excess of applicable insurance coverage is minimal.

The Company provides limited product warranties to its licensees, distribution, reseller and other commercial partners and some of its software distribution, reseller and other commercial partner agreements contain provisions that indemnify such parties from damages and costs resulting from claims that the Company’s software infringes the intellectual property rights of a third party. The Company’s exposure under these warranty and indemnification provisions is generally limited to the total amount paid under the agreement. However, certain agreements may include warranty and/or indemnification provisions that could potentially expose the Company to losses in excess of the amount received under the agreement. To date, there have been no material claims under such warranty and/or indemnification provisions. Accordingly, the Company has not recorded a liability on its consolidated balance sheets for these provisions.

Certain employees of the Company have signed non-competition agreements pursuant to which the employee is obligated to abstain from any competitive activity within the scope of the Company’s business for up to 24 months following termination of the employment relationship. Dependent upon the possibility of waiver of such non-compete restrictions available to the Company, unless such waiver would only lift the non-compete restriction but not the obligation to pay, during such period the Company is obligated to pay the employee a certain percentage of her or his salary. In 2014, the Company paid $299 under these agreements, in 2013, the Company paid $805 under these agreements and payments made under these agreements in financial years 2012 amounted to $232.

Litigation contingencies

On May 22, 2012, the Company received notification of a class action litigation relating to the design, sale and marketing of its AVG PC TuneUp software. This notification was amended on September 5, 2012 adding the Australian based provider as defendant. On August 14, 2013 the parties agreed to a settlement in principle and as a consequence the Company estimated and recorded a liability of $2,600. In relation to this, the Company also estimated and recorded a receivable of $1,000 from the Australian based provider. On January 14, 2014, the Company transferred $1,500 to an escrow account and the Australian based provider contemporaneously transferred $1,000 on behalf of the claimant. The Court issued an order providing final approval of the settlement on behalf of the class on May 5, 2014. As of December 31, 2014, the Company recognized a remaining liability of $100 related to administrative costs of the settlement.

On January 11, 2013, Callwave Communications, LLC, filed lawsuits against ATT Mobility, T-Mobile and Sprint in the United States District Court for the District of Delaware alleging that their “locator” services, which were based on Location Labs’ line of software products, infringed certain patents. The contracts that Location Labs, which the Company acquired in 2014, had in place with these mobile carriers required that Location Labs indemnify them in connection with certain third party infringement claims. The case is in the pre-trial phase and is currently stayed. The Company cannot at this time estimate the reasonably possible loss or range of loss that may be incurred in this lawsuit; therefore, we cannot estimate the indemnity claims for such losses that may be sought from the Company.

In addition, the Company is involved in other legal proceedings, disputes and claims in the ordinary course of business. While the outcome of these matters is currently not determinable, the final resolution of these lawsuits, disputes and claims individually, or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition or results of operations.